ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
February 28, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 56.3%	Par	Value
United States Treasury Note/Bond
4.88%, 04/30/2026	$300,000	$300,560
4.50%, 07/15/2026	1,000,000	1,003,171
4.13%, 02/15/2027	1,650,000	1,659,281
4.50%, 05/15/2027	2,200,000	2,226,297
4.38%, 07/15/2027	1,350,000	1,366,901
2.75%, 07/31/2027	676,000	669,623
3.38%, 09/15/2027	2,000,000	1,998,633
4.25%, 02/15/2028	5,325,000	5,411,635
3.63%, 05/31/2028	1,500,000	1,508,057
4.13%, 07/31/2028	2,275,000	2,314,768
3.75%, 12/31/2028	1,700,000	1,717,033
1.88%, 02/28/2029	1,967,000	1,882,788
4.13%, 10/31/2029	975,000	997,909
4.00%, 02/28/2030	2,060,000	2,101,401
3.50%, 04/30/2030	1,500,000	1,501,729
3.75%, 05/31/2030	2,500,000	2,526,953
3.75%, 01/31/2031	1,500,000	1,515,820
4.13%, 03/31/2031	1,350,000	1,386,730
4.13%, 07/31/2031	2,370,000	2,435,036
1.38%, 11/15/2031	3,000,000	2,657,109
1.88%, 02/15/2032	2,775,000	2,515,711
4.13%, 02/29/2032	2,100,000	2,155,863
4.00%, 07/31/2032	1,500,000	1,528,301
4.00%, 01/31/2033	500,000	508,750
3.50%, 02/15/2033	4,765,000	4,701,436
3.38%, 05/15/2033	4,025,000	3,932,708
4.00%, 02/15/2034	3,775,000	3,825,579
4.25%, 11/15/2034	3,440,000	3,535,003
4.00%, 11/15/2035	1,000,000	1,003,750
TOTAL U.S. TREASURY SECURITIES (Cost $60,595,499)		60,888,535

CORPORATE BONDS - 32.8%	Par	Value
Communications - 5.2%
Alphabet, Inc., 2.00%, 08/15/2026	1,000,000	991,963
Amazon.com, Inc., 3.60%, 04/13/2032	1,600,000	1,559,854
Cisco Systems, Inc., 5.05%, 02/26/2034	1,500,000	1,557,258
Verizon Communications, Inc., 3.15%, 03/22/2030	1,500,000	1,452,350
		5,561,425

Consumer, Cyclical - 4.7%
Costco Wholesale Corp., 1.38%, 06/20/2027	1,000,000	972,100
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	991,707
McDonald's Corp., 4.80%, 08/14/2028	1,000,000	1,023,841
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	990,686
Target Corp., 3.38%, 04/15/2029	1,100,000	1,088,384
		5,066,718

Consumer, Non-cyclical - 4.5%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,250,208
Bristol-Myers Squibb Co., 3.25%, 02/27/2027	1,000,000	996,404
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	996,947
Sysco Corp., 5.95%, 04/01/2030	1,500,000	1,597,299
		4,840,858

Energy - 1.5%
Chevron Corp., 2.24%, 05/11/2030	1,750,000	1,640,761

Financial - 11.8%
American Express Co., 4.05%, 05/03/2029	1,000,000	1,008,866
Bank of America Corp., Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,500,000	1,545,454
Bank of New York Mellon Corp., Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,500,000	1,681,994
Blackrock, Inc., 3.20%, 03/15/2027	1,000,000	995,782
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	1,000,101
Goldman Sachs Group, Inc., 3.80%, 03/15/2030	1,313,000	1,300,874
JPMorgan Chase & Co., 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,575,000	1,615,855
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,433,615
PNC Financial Services Group, Inc., 4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	1,275,000	1,304,824
US Bancorp, Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	867,062
		12,754,427

Industrial - 2.8%
Lockheed Martin Corp., 5.25%, 01/15/2033	1,600,000	1,703,699
Waste Management, Inc., 1.50%, 03/15/2031	1,500,000	1,330,016
		3,033,715

Technology - 0.9%
Apple, Inc., 3.35%, 08/08/2032	1,000,000	970,079

Utilities - 1.4%
Florida Power & Light Co., 4.80%, 05/15/2033	1,500,000	1,541,687
TOTAL CORPORATE BONDS (Cost $34,879,528)		35,409,670

U.S. GOVERNMENT AGENCY ISSUES - 10.0%	Par	Value
Federal Farm Credit Banks Funding Corp., 4.50%, 08/14/2026	1,400,000	1,404,871
Federal Home Loan Banks
1.00%, 03/23/2026	1,696,500	1,693,254
3.25%, 11/16/2028	3,000,000	2,994,147
Federal Home Loan Mortgage Corp., 6.25%, 07/15/2032	590,000	674,421
Resolution Funding Corp., 0.00%, 01/15/2030 (a)	2,600,000	2,263,091
Tennessee Valley Authority
3.88%, 03/15/2028	250,000	252,759
Series A, 2.88%, 02/01/2027	1,565,000	1,555,425
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,749,330)		10,837,968

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (b)	63,650	63,650
TOTAL MONEY MARKET FUNDS (Cost $63,650)		63,650

TOTAL INVESTMENTS - 99.2% (Cost $106,288,007)		107,199,823
Other Assets in Excess of Liabilities - 0.8%		834,821
TOTAL NET ASSETS - 100.0%		$108,034,644

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PO Principal Only
SOFR - Secured Overnight Financing Rate

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

ClearShares Piton Intermediate Fixed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$60,888,535	$–	$60,888,535
Corporate Bonds	–	35,409,670	–	35,409,670
U.S. Government Agency Issues	–	10,837,968	–	10,837,968
Money Market Funds	63,650	–	–	63,650
Total Investments	$63,650	$107,136,173	$–	$107,199,823

Refer to the Schedule of Investments for further disaggregation of investment categories.